Pension and other postretirement benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Pension and other postretirement benefits
Components of net periodic benefit cost

	Pension Benefits
	Three months ended March 31,
	2017	2016
Service cost	$1,224	$1,270
Interest cost	3,332	3,480
Expected return on plan assets	(4,749)	(4,816)
Amortization of prior service costs	27	28
Amortization of net loss	1,232	1,043
Net periodic benefit cost	$1,066	$1,005

	Other Postretirement Benefits ("OPEB")
	Three months ended March 31,
	2017	2016
Service cost	$247	$330
Interest cost	1,366	1,456
Amortization of prior service cost	(338)	(695)
Amortization of net loss	911	876
Net periodic benefit cost	$2,186	$1,967

Employer contributions
During the three months ended March 31, 2017, we made contributions of $437 to the qualified defined benefit and unqualified supplemental executive retirement benefit ("SERB") plans that we sponsor.

Pension and other postretirement benefits
Pension Benefits
We maintain noncontributory defined benefit pension plans for certain domestic hourly and salaried employees.  For the eligible domestic salaried employees, plan benefits are based primarily on years of service and average compensation during the later years of employment. For hourly employees, plan benefits are based primarily on a formula that provides a specific benefit for each year of service.  Our funding policy is to contribute amounts based upon actuarial and economic assumptions designed to achieve adequate funding of the projected benefit obligations and to meet the minimum funding requirements of the Employee Retirement Income Security Act 1974 ("ERISA"). In addition, we maintain the SERB plan for certain current and former executive officers which is frozen to future accruals.
Partial Freeze
In 2014, the Salaried Pension Plan was amended to eliminate future accruals for participants who are under age 50 as of January 1, 2015. The plan was also closed to new entrants. The amendment decreased the plans' projected benefit obligations by approximately $6,600 and a curtailment charge of $263 was recorded in 2014. In 2015, the South Carolina Plan was merged into the Salaried Plan. The participants in the South Carolina component of the merged Plan are not affected by the partial plan freeze and the plan is still open to new hourly employees.
Pension Settlement - Lump Sum Payout
In 2014, we offered certain former employees with vested pension benefits a lump sum payout in an effort to reduce our long-term pension obligations. As a result, net periodic benefit cost for our pension plans increased by a non-cash settlement charge of $4,701 for 2014 and the projected benefit obligation decreased by $19,573.

PBGC settlement
In 2013, we entered into a settlement agreement with the Pension Benefit Guaranty Corporation ("PBGC") regarding an alleged "cessation of operations" at our Ravenswood facility as a result of the 2009 curtailment of operations at the facility. Pursuant to the terms of the agreement, we will make additional contributions (above any minimum required contributions) to our defined benefit pension plans totaling approximately $17,400 over the term of the agreement, which runs through 2016. Under certain circumstances, in periods of lower primary aluminum prices relative to our cost of operations, we are able to defer one or more of these payments, but would then be required to provide the PBGC with acceptable security for deferred payments. We made contributions pursuant to this agreement of $1,100 in 2015 and $6,700 in 2013. We did not make any contribution during 2014 or 2016. We have elected to defer other payments under the PBGC agreement and have provided the PBGC with the appropriate security. The remaining contributions under this agreement are approximately $9,600.
Other Postretirement Benefits (OPEB)
In addition to providing pension benefits, we provide certain healthcare and life insurance benefits for certain domestic retired employees. We accrue the estimated cost of providing postretirement benefits during the working careers of those employees who could become eligible for such benefits when they retire. We fund these benefits as the retirees submit claims.
Retiree medical benefits changes
Under the current Hawesville labor agreement, employees who retire during the term of the labor agreement have been divided into sub-groups based on attributes such as Medicare eligibility, hire date, age and years of service.  Levels of benefits are defined for the sub-groups and range from no substantive change from the benefits provided under the previous labor agreement to replacement of the defined retiree medical benefit program with individual health reimbursement accounts for each eligible participant.  The health reimbursement accounts will be funded by CAKY based on established rates per hour worked by each eligible participant.  Eligible participants will be able to withdraw from their health reimbursement accounts to fund their own retiree medical coverage.
Obligations and Funded Status
The change in benefit obligations and change in plan assets as of December 31 are as follows:

	Pension		OPEB
	2016	2015	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$326,571	$336,292	$132,550	$158,781
Service cost	4,651	6,346	1,003	1,970
Interest cost	13,892	13,388	5,595	5,985
Plan amendments	—	—	—	(1,758)
Actuarial loss (gain)	12,761	(11,429)	1,919	(18,150)
Medicare Part D	—	—	38	—
Benefits paid	(29,828)	(19,247)	(7,249)	(5,878)
Curtailment	—	1,221	—	(8,400)
Benefit obligation at end of year	$328,047	$326,571	$133,856	$132,550

	Pension		OPEB
	2016	2015	2016	2015
Change in plan assets:
Fair value of plan assets at beginning of year	$280,862	$305,520	$—	$—
Actual return on plan assets	23,932	(11,321)	—	—
Employer contributions	1,775	5,910	7,211	5,878
Medicare Part D subsidy received	—	—	38	—
Benefits paid	(29,828)	(19,247)	(7,249)	(5,878)
Fair value of assets at end of year	$276,741	$280,862	$—	$—

	Pension		OPEB
	2016	2015	2016	2015
Funded status of plans:
Funded status	$(51,306)	$(45,709)	$(133,856)	$(132,550)
Amounts recognized in the Consolidated Balance Sheets:
Current liabilities	(1,813)	(1,743)	(7,501)	(6,551)
Non-current liabilities	(49,493)	(43,966)	(126,355)	(125,999)
Net amount recognized	$(51,306)	$(45,709)	$(133,856)	$(132,550)

Amounts recognized in accumulated other comprehensive loss (pre-tax):
Net loss	$83,451	$80,514	$47,957	$49,562
Prior service cost (benefit)	1,104	1,211	(6,595)	(9,377)
Total	$84,555	$81,725	$41,362	$40,185

Pension Plans That Are Not Fully Funded
At December 31, 2016, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $328,047, $322,356 and $276,741, respectively.
At December 31, 2015, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $326,571, $319,873 and $280,862, respectively.
Components of net periodic benefit cost and other amounts recognized in other comprehensive loss:
Net Periodic Benefit Cost:

	Year Ended December 31,
	Pension			OPEB
	2016	2015	2014	2016	2015	2014
Service cost	$4,651	$6,346	$5,605	$1,003	$1,970	$1,591
Interest cost	13,892	13,388	11,629	5,595	5,985	6,420
Expected return on plan assets	(18,774)	(21,241)	(14,694)	—	—	—
Amortization of prior service costs	106	110	77	(2,781)	(3,728)	(3,844)
Amortization of net loss	4,666	3,980	1,907	3,537	3,814	3,704
Settlements	—	—	4,701	—	—	—
Curtailment cost (benefit)	—	1,235	263	—	(4,266)	—
Net periodic benefit cost	$4,541	$3,818	$9,488	$7,354	$3,775	$7,871

Other changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss (pre-tax):

	Year Ended December 31,
	Pension		OPEB
	2016	2015	2016	2015
Net loss (gain)	$7,603	$21,133	$1,919	$(26,686)
Prior service cost (benefit)	—	—	—	(1,758)
Amortization of net loss, including recognition due to settlement	(4,666)	(3,980)	(3,537)	(3,814)
Amortization of prior service benefit (cost), including recognition due to curtailment	(106)	(124)	2,781	8,475
Total amount recognized in other comprehensive loss	2,831	17,029	1,163	(23,783)
Net periodic benefit cost	4,541	3,818	7,354	3,775
Total recognized in net periodic benefit cost and other comprehensive loss	$7,372	$20,847	$8,517	$(20,008)

Amounts in accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during 2017
	Pension	OPEB
Amortization of net loss	$4,926	$3,645
Amortization of prior service cost (benefit)	106	(2,781)

Weighted average assumptions used to determine benefit obligations at December 31:

	Pension		OPEB
	2016	2015	2016	2015
Discount rate (1)	4.19%	4.44%	4.20%	4.50%
Rate of compensation increase (2)	3%/4%	3%/4%	3%/4%	3%/4%
Measurement date	12/31/2016	12/31/2015	12/31/2016	12/31/2015

Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension			OPEB
	2016	2015	2014	2016	2015	2014
Measurement date	12/31/2015	12/31/2014	12/31/2013	12/31/2015	12/31/2014	12/31/2013
Fiscal year end	12/31/2016	12/31/2015	12/31/2014	12/31/2016	12/31/2015	12/31/2014
Discount rate (1)	4.44%	4.05%	4.89%	4.50%	4.00%	4.99%
Rate of compensation increase (2)	3%/4%	3%/4%	3%/4%	3%/4%	3%/4%	3%/4%
Expected return on plan assets (3)	7.10%	7.16%	7.25%	—	—	—

(1)	We use the Ryan Above Median Discount Rate Curve ("Ryan Curve") to determine the discount rate.

(2)
For 2016, the rate of compensation increase is 3% per year for the first two years and 4% per year for year three and thereafter. For 2015, the rate of compensation increase is 3% per year for the first three years and 4% per year for year four and thereafter. For 2014, the rate of compensation increase is 3% per year for the first four years and 4% per year for year five and thereafter.

(3)
The rate for each of our defined benefit plans was selected by taking into account our expected asset mix and is based on historical performance as well as expected future rates of return on plan assets.

For measurement purposes, medical cost inflation is initially estimated to be 7.0%, declining to 4.5% over eleven years and thereafter.
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care benefit obligations. A one-percentage-point change in the assumed health care cost trend rate would have had the following effects in 2016:

	1% Increase	1% Decrease
Effect on total of service and interest cost	$933	$(769)
Effect on accumulated postretirement benefit obligation	16,968	(14,290)

Benefit Plan Assets
Pension Plan Investment Strategy and Policy
The Pension Plans’ assets are invested in a prudent manner for the exclusive purpose of providing benefits to participants.
Other objectives are to:

•
Provide a total return that, over the long term, provides sufficient assets to fund the pension plan liabilities subject to a level of risk, contributions and pension expense deemed appropriate by the company.

•
Minimize, where possible, pension expense volatility, and inclusion of liability driven investing as an investment strategy when appropriate. As the funding ratio improves, the objectives will evolve to minimize the funded status volatility.

•	Diversify investments within asset classes to reduce the impact of losses in single investments.
The assets of the Pension Plans are invested in compliance with ERISA, as amended, and any subsequent applicable regulations and laws.
Performance
Our performance objective is to outperform the return of weighing passive investment alternatives by the policy target allocations after fees at a comparable level of risk. This investment objective is expected to be achieved over the long term and is measured over rolling multi-year periods. Peer-relative performance comparisons will also be considered especially when performance deviates meaningfully from market indexes. Investment objectives for each asset class are included below.
Asset Allocation Policy
Asset allocation policy is the principal method for achieving the Pension Plans' investment objectives stated above. The Pension Plans’ weighted average long-term strategic asset allocation policy targets are as follows:

	Pension Plan Asset Allocation
	2016 Target	December 31, 2016	December 31, 2015
Equities:
U.S. equities	33%	34%	30%
International equities	22%	22%	20%
Fixed income	45%	44%	50%
		100%	100%

U.S. and international equities are held for their long-term expected return premium over fixed income investments and inflation. Fixed income is held for diversification relative to equities.

The strategic role of U.S. and international equities is to:

•	Provide higher expected returns of the major asset classes.

•	Maintain a diversified exposure within the U.S. and international stock markets through the use of multi-manager portfolio strategies.

•	Achieve returns in excess of passive indexes through the use of active investment managers and strategies.
The strategic role of fixed income is to:

•
Diversify the Pension Plans’ equity exposure by investing in fixed income securities that exhibit a low correlation to equities, thereby lowering the overall return volatility of the entire investment portfolio.

•	Maintain a diversified exposure within the U.S. fixed income market through the use of multi-manager portfolio strategies.

•	Achieve returns in excess of passive indexes through the use of active investment managers and strategies.
The long-term strategic asset allocation policy is reviewed regularly or whenever significant changes occur to Century’s or the Pension Plans' financial position and liabilities.
Fair Value Measurements of Pension Plan assets
The following table sets forth by level the fair value hierarchy our Pension Plans' assets.  These assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and the placement within the fair value hierarchy levels.
Fair Value of Pension Plans’ assets included under the fair value hierarchy:

As of December 31, 2016	Level 1	Level 2	Level 3	Total
Equities:
U.S. equities	$93,773	$—	$—	$93,773
International equities	61,453	—	—	61,453
Fixed income	121,515	—	—	121,515
Total	$276,741	$—	$—	$276,741
As of December 31, 2015
Equities:
U.S. equities	$86,723	$—	$—	$86,723
International equities	54,769	—	—	54,769
Fixed income	139,370	—	—	139,370
Total	$280,862	$—	$—	$280,862

Our Pension Plans’ assets are held in certain mutual funds.  The fair value of the mutual funds is based on the Net Asset Value ("NAV") which is calculated every business day. The value of the underlying securities within the mutual funds are determined as follows:

•	U.S. listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price;

•	Foreign equities: Official closing price, where available, or last sale price; last bid price if no official closing price; and

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.
Our other postretirement benefit plans are unfunded. We fund these benefits as the retirees submit claims.
Pension and OPEB Cash Flows
During 2016 and 2015, we made contributions of approximately $1,775 and $5,910, respectively, to the qualified defined benefit and SERB plans we sponsor.
We expect to make the following contributions for 2017:

2017
Expected pension plan contributions	$1,813
Expected OPEB benefits payments	7,501

Estimated Future Benefit Payments
The following table provides the estimated future benefit payments for the pension and other postretirement benefit plans:

	Pension Benefits	OPEB Benefits
2017	$19,705	$7,501
2018	19,562	7,519
2019	20,429	7,855
2020	20,929	8,055
2021	20,819	8,287
2022 – 2026	102,567	35,560

Participation in Multi-employer Pension Plans
The union-represented employees at Hawesville are part of a United Steel, Paper and Forestry, Rubber, Manufacturing, Energy, Allied Industrial and Service Workers International Union ("USWA") sponsored multi-employer plan.  Our contributions to the plan are determined at a fixed rate per hour worked. Currently, we do not have any plans to withdraw from or curtail participation in this plan.  The risks of participating in a multi-employer plan are different from single-employer plans in the following respects:

•	Assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

•
If a participating employer chooses to stop participating in a multi-employer plan, the employer may be required to pay the plan an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

Century’s participation in the plan for the year ended December 31, 2016, is outlined in the table below.

Fund	Steelworkers Pension Trust
EIN / PN	23-6648508/499
Pension Protection Act Zone Status 2016 (1)	Green
Pension Protection Act Zone Status 2015 (1)	Green
Subject to Financial Improvement/Rehabilitation Plan	No
Contributions of Century Aluminum 2016	$788
Contributions of Century Aluminum 2015	$1,618
Contributions of Century Aluminum 2014	$2,164
Withdrawal from Plan Probable	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	April 1, 2020

(1)
The most recent Pension Protection Act zone status available in 2016 and 2015 is for the plan's year-end December 31, 2015 and December 31, 2014, respectively.  The zone status is based on information that Century received from the plan as well as publicly available information per the Department of Labor and is certified by the plan’s actuary. Among other factors, plans in the green zone are at least 80 percent funded.

Century 401(k) Plans
We sponsor a tax-deferred savings plan under which eligible domestic employees may elect to contribute specified percentages of their compensation with Century.  We match a portion of participants' contributions to the savings plan.  Employee and matching contributions are considered fully vested immediately upon participation in the plan. Concurrent with the 2014 amendment to the Salaried Pension Plan that eliminated future accruals for participants who are under age 50 as of January 1, 2015 and closed the plan to new entrants, the Company increased the proportional match of contributions made by those affected by the amendment. The expense related to the plan was $3,945, $5,446, and $1,547 for 2016, 2015 and 2014, respectively.